POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - PENSION PLANS WITH ACCUMULATED AND PROJECTED BENEFIT OBLIGATIONS IN EXCESS OF PLAN ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets
Projected benefit obligation	$ 13,411	$ 14,229
Accumulated benefit obligation	11,918	12,406
Fair value of plan assets	7,931	8,353
Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Benefit Obligation	14,057	15,325
Defined Benefit Plan, Pension Plans With Projected Benefit Obligations In Excess Of Plan Assets, Aggregate Accumulated Benefit Obligation	12,419	13,279
Defined Benefit Plan, Pension Plans With Projected Benefit Obligations In Excess Of Plan Assets, Aggregate Fair Value Of Plan Assets	$ 8,435	$ 9,301